Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Operating Leases	As of December 31, 2024, the Group had no long-term leases that were classified as a financing lease. There were no renewal options in these lease contracts. As of December 31, 2024, the Group did not have additional operating leases that have not yet commenced.
	For the year ended December 31, 2023	For the year ended December 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:	11,497	8,734
Operating cash flows from operating leases
Non-cash right-of-use assets in exchange for new lease liabilities:	16,171	3,696
Operating leases
Weighted average remaining lease term	1.45	1.41
Operating leases
Weighted average discount rate	4.14%	4.13%
Operating leases
Short-term lease cost	249	2,701

Schedule of Maturity of Operating Lease Liabilities	As of December 31, 2024, the maturity of operating lease liabilities are as follows:
The years ended December 31,	RMB
2025	8,618
2026	1,197
2027	—
Subtotal	9,815
Less imputed interest	240
Total	9,575